Related Party Transactions (Details) - USD ($)							1 Months Ended		3 Months Ended	12 Months Ended
	May 09, 2022	Feb. 07, 2022	Aug. 11, 2021	May 11, 2021	Feb. 05, 2021	May 11, 2020	Feb. 22, 2019	Oct. 31, 2018	Mar. 31, 2022	Dec. 31, 2021	Apr. 29, 2022	Nov. 03, 2021	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Aggregate purchase price								$ 1
Limited exceptions, description									The initial shareholders have agreed, subject to certain limited exceptions, not to transfer, assign or sell any of their insider shares until, with respect to 50% of the insider shares, the earlier of six months after the consummation of a business combination and the date on which the closing price of the ordinary shares equals or exceeds $12.50 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing after a business combination and, with respect to the remaining 50% of the insider shares, until the six months after the consummation of a business combination, or earlier, in either case, if, subsequent to a business combination, the Company completes a liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their ordinary shares, securities or other property.	The initial shareholders have agreed, subject to certain limited exceptions, not to transfer, assign or sell any of their insider shares until, with respect to 50% of the insider shares, the earlier of six months after the consummation of a Business Combination and the date on which the closing price of the ordinary shares equals or exceeds $12.50 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing after a Business Combination and, with respect to the remaining 50% of the insider shares, until the six months after the consummation of a Business Combination, or earlier, in either case, if, subsequent to a Business Combination, the Company completes a liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their ordinary shares, securities or other property.
Converted securities									$ 500,000	$ 500,000
Converted of stock price per share (in Dollars per share)									$ 10	$ 10
Ordinary shares issued (in Shares)									55,000	55,000
Shares issuable upon conversion of rights (in Shares)									5,000	5,000
Warrants to purchase ordinary shares (in Shares)									25,000	25,000
Converted notes									$ 500,000	$ 500,000
Related party extensions loan, description									The Company initially had 12 months from the consummation of this offering to consummate the initial business combination. However, as of the date of this report, the Company has extended the period of time to consummate a business combination nine times by an additional three months each time (for a total of up to 39 months from the consummation of the Public Offering to complete a business combination). Pursuant to the terms of the current amended and restated memorandum and articles of association and the trust agreement between us and Continental Stock Transfer & Trust Company, in order to extend the time available for us to consummate its initial business combination, the Company’s insiders or their affiliates or designees, upon five days advance notice prior to the applicable deadline, must deposit into the Trust Account $0.15 per public share, on or prior to the date of the applicable deadline. The insiders have received non-interest bearing, unsecured promissory notes equal to the amount of any such deposits (i.e., $594,467 for each of the first three extensions since February 2021, $546,991 for each of next two extensions, and $504,431 for the most recent extension in May 2022). Such notes would either be paid upon consummation of its initial business combination, or, at the lender’s discretion, converted upon consummation of its business combination into additional Private Units at a price of $10.00 per unit.	The Company initially had 12 months from the consummation of this offering to consummate the initial business combination. However, the Company has extended the period of time to consummate a business combination eight times (including three times approved by shareholders on February 5, 2021 and two times by shareholders on November 2, 2021) by an additional three months each time (for a total of up to 36 months to complete a business combination). Pursuant to the terms of the current amended and restated memorandum and articles of association and the trust agreement between us and Continental Stock Transfer & Trust Company, in order to extend the time available for us to consummate its initial business combination, the Company’s insiders or their affiliates or designees, upon five days advance notice prior to the applicable deadline, must deposit into the trust account $ $0.15 per public share, on or prior to the date of the applicable deadline. The insiders have received non-interest bearing, unsecured promissory notes equal to the amount of any such deposits (i.e., $594,467 for each of the first three extensions and $546,991 for each of the last two extensions) Such notes would either be paid upon consummation of its initial business combination, or, at the lender’s discretion, converted upon consummation of its business combination into additional private units at a price of $10.00 per unit.
Note payable balance									$ 4,257,382	$ 3,710,390
Private unit price per share (in Dollars per share)									$ 10	$ 10
Non-interest bearing basis									$ 1,157,787	$ 952,761
Purchase price, per share (in Dollars per share)												$ 10
Note payable										3,710,390			$ 1,380,000
Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Issued promissory note	$ 504,431
Purchase price, per share (in Dollars per share)											$ 11.24
AGBA Holding Limited [Member]
Related Party Transactions (Details) [Line Items]
Aggregate of ordinary shares (in Shares)							1,149,000
Purchase price in cash							$ 25,000
General and administrative services									10,000	10,000
Balance of related party advances									$ 1,157,787	$ 952,761			$ 790,122
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Issued promissory note			$ 546,991	$ 594,467	$ 594,467	$ 460,000
Issued promissory note description					On each of February 5, May 11, August 11, 2021, the Company issued an unsecured promissory note, in an amount of $594,467, to the sponsor, pursuant to which such amount had been deposited into the Trust Account in order to extend the amount of available time to complete a business combination until November 16, 2021.
Sponsor [Member] | Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Issued promissory note		$ 546,991
Gordon Lee [Member]
Related Party Transactions (Details) [Line Items]
Aggregate of ordinary shares (in Shares)								1,000
Aggregate purchase price								$ 1
Price per share (in Dollars per share)								$ 0.001
Purchase price, per share (in Dollars per share)								$ 0.001